UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [   ] is a restatement.
                                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      J O Hambro Investment Management Limited
                           21 St. James Square
                           London SW1Y 4HB


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Lord Balniel
Title:        Chief Executive Officer
Phone:        020 7484 7476

Signature, Place, and Date of Signing:


     /s/Lord Balniel               London, England            November 13, 2006
     ----------------------      ----------------------       ----------------
     [Signature]                 [City, State]                 [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      69
                                                  -----------------------

Form 13F Information Table Value Total:              $ 353,081 (x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE



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                    J O HAMBRO INVESTMENT MANAGEMENT LIMITED

                            Name of Reporting Manager
                           Form 13F Information Table



Name of Issuer               Type of                  Value         Shrs or    Shr/  Investment      Other     Voting Authority
                             Class      Cusip        (x$1000)       Prn Amt.   Prn   Discretion      Managers  Sole Shared   None

ACTIVISION INC                COM       004930202     8,697         575,950    SH    Shared-Defined     0                    575,950
ALLSTATE CORP                 COM       020002101       444           7,072    SH    Shared-Defined     0                      7,072
ALTRIA GROUP INC              COM       02209S103    10,741         140,320    SH    Shared-Defined     0                    140,320
AMERICAN EXPRESS CO           COM       025816109     2,123          37,859    SH    Shared-Defined     0                     37,859
AMERICAN INTL GROUP INC       COM       026874107       530           8,000    SH    Shared-Defined     0                      8,000
AMGEN INC                     COM       031162100       246           3,446    SH    Shared-Defined     0                      3.446
BERKSHIRE HATHAWAY INC DEL    CL B      084670207       222              70    SH    Shared-Defined     0                         70
BOEING CO                     COM       097023105     5,039          63,900    SH    Shared-Defined     0                     63,900
BP PLC                      SPON ADR    055622104       706          10,770    SH    Shared-Defined     0                     10,770
BRUNSWICK CORP                COM       117043109    64,987       1,954,545    SH    Shared-Defined     0                  1,954,545
CADIZ INC                   COM NEW     127537207     2,937         149,100    SH    Shared-Defined     0                    149,100
CHUBB CORP                    COM       171232101    14,803         284,900    SH    Shared-Defined     0                    284,900
CISCO SYS INC                 COM       17275R102        40           1,750    SH    Shared-Defined     0                      1,750
CITIGROUP INC                 COM       172967101       329           6,625    SH    Shared-Defined     0                      6,625
COCA COLA CO                  COM       191216100       127           2,850    SH    Shared-Defined     0                      2,850
COLGATE PALMOLIVE CO          COM       194162103       319           5,130    SH    Shared-Defined     0                      5,130
DIGITAS INC                   COM       25388K104    13,217       1,373,880    SH    Shared-Defined     0                  1,373,880
DISNEY WALT CO            DISNEY COM    931142103       245           7,920    SH    Shared-Defined     0                      7,920
DOW CHEM CO                   COM       260543103       456          11,700    SH    Shared-Defined     0                     11,700
EL PASO CORP                  COM       28336L109    14,308       1,048,950    SH    Shared-Defined     0                  1,048,950
EMERSON ELEC CO               COM       291011104    11,641         138,820    SH    Shared-Defined     0                    138,820
EXELON CORP                   COM       30161N101    36,514         603,145    SH    Shared-Defined     0                    603,145
EXXON MOBIL CORP              COM       30231G102     3,963          59,064    SH    Shared-Defined     0                     59,064
GENENTECH INC               COM NEW     368710406     2,481          30,000    SH    Shared-Defined     0                     30,000
GENERAL ELECTRIC CO           COM       369604103     6,731         190,691    SH    Shared-Defined     0                    190,691
GREENHILL & CO INC            COM       395259104     3,815          56,927    SH    Shared-Defined     0                     56,927
HERSHEY CO                    COM       427866108       704          13,170    SH    Shared-Defined     0                     13,170
HUNTSMAN CORP                 COM       447011107       328          18,000    SH    Shared-Defined     0                     18,000
INTEL CORP                    COM       458140100       208          10,100    SH    Shared-Defined     0                     10,100
ITT INDS INC IND              COM       450911102       564          11,000    SH    Shared-Defined     0                     11,000
JOHNSON & JOHNSON             COM       478160104     1,070          16,484    SH    Shared-Defined     0                     16,484
KYPHON INC                    COM       501577100    13,307         355,600    SH    Shared-Defined     0                    355,600
LIBERTY MEDIA CORP NEW     COM SER A    530718105        29             350    SH    Shared-Defined     0                        350
MACQUARIE
    INFRASTRUCTURE CO      SH BEN INT   55607X108     3,251         104,250    SH    Shared-Defined     0                    104,250
MARSH & MCLENNAN
    COS INC                   COM       571748102       205           7,300    SH    Shared-Defined     0                      7,300
MEDICSIGHT INC              COM NEW     58470A205       529         133,334    SH    Shared-Defined     0                    133,334
MEDTRONIC INC                 COM       585055106        19             400    SH    Shared-Defined     0                        400
MERRILL LYNCH & CO            COM       590188108       282           3,600    SH    Shared-Defined     0                      3,600
MICROSOFT CORP                COM       594918104     9,656         353,060    SH    Shared-Defined     0                    353,060
MOODYS CORP                   COM       615364105    12,451         190,435    SH    Shared-Defined     0                    190,435
MORGAN STANLEY                COM       617446448    23,827         326,805    SH    Shared-Defined     0                    326,805
NATIONAL OILWELL
    VARCO INC                 COM       637071101     3,189          54,470    SH    Shared-Defined     0                     54,470
NEWMONT MINING CORP           COM       651639106       346           8,090    SH    Shared-Defined     0                      8,090
NUVASIVE INC                  COM       670704105     2,770         137,720    SH    Shared-Defined     0                    137,720
ORACLE CORP                   COM       68389X105       231          13,000    SH    Shared-Defined     0                     13,000
ORIENT EXPRESS HOTELS         CL A      G67743107     5,841         156,250    SH    Shared-Defined     0                    156,250
PEPSICO INC                   COM       713448108     1,072          16,425    SH    Shared-Defined     0                     16,425
POOL CORP                     COM       73278L105     9,293         241,375    SH    Shared-Defined     0                    241,375
PRECISION CASTPARTS CORP      COM       740189105     5,170          81,850    SH    Shared-Defined     0                     81,850
PREMIER EXHIBITIONS           COM       74051E102        72          11,642    SH    Shared-Defined     0                     11,642
PROCTOR & GAMBLE CO           COM       742718109     5,467          88,210    SH    Shared-Defined     0                     88,210
REVLON INC                    CL A      716525500       149         131,914    SH    Shared-Defined     0                    131,914
REYNOLDS AMERICAN INC         COM       761713106     6,302         101,690    SH    Shared-Defined     0                    101,690
ROCKWELL COLLINS INC          COM       774341101     6,202         113,100    SH    Shared-Defined     0                    113,100
SAFEWAY INC                   COM       786514208       212           7,000    SH    Shared-Defined     0                      7,000
SALESFORCE COM INC            COM       79466L302     6,340         176,710    SH    Shared-Defined     0                    176,710
SARA LEE CORP                 COM       803111103    21,387       1,330,890    SH    Shared-Defined     0                  1,330,890
SCHLUMBERGER                  COM       806857108    25,086         404,420    SH    Shared-Defined     0                    404,420
SEASPAN CORP                  COM       Y75638109       442          19,672    SH    Shared-Defined     0                     19,672
SONUS NETWORKS INC            COM       835916107     4,576         871,572    SH    Shared-Defined     0                    871,572
SOUTH FINL GROUP INC          COM       837841105     2,013          77,325    SH    Shared-Defined     0                     77,325
STERLING BANCORP              COM       859158107     2,013         102,382    SH    Shared-Defined     0                    102,382
SULPHCO INC                   COM       865378103        69          11,170    SH    Shared-Defined     0                     11,170
SYSCO CORP                    COM       871829107       408          12,200    SH    Shared-Defined     0                     12,200
UNITED TECHNOLOGIES
   CORP                       COM       913017109    29,062         458,760    SH    Shared-Defined     0                    458,760
VISTAPRINT LTD                SHS       G93762204     3,258         125,600    SH    Shared-Defined     0                    125,600
VODOFONE GROUP PLC         SPON ADR
                              NEW       92857W209       288          12,599    SH    Shared-Defined     0                     12,599
WALGREEN CO                   COM       931422109     4,374          98,525    SH    Shared-Defined     0                     98,525
WAL MART STORES INC           COM       931142103       345           7,000    SH    Shared-Defined     0                      7,000
